Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

3.  Fair Value Measurement

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of September 30, 2021 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liability (Note 9)	$—	$—	$126,927	$126,927
Total	$—	$—	$126,927	$126,927

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements (Note 8)	$—	$—	$8,098	$8,098
Derivative liability (Note 9)	—	—	34,982	34,982
Total	$—	$—	$43,080	$43,080

There were no transfers into or out of Level 3 instruments and/or between Level 1 and Level 2 instruments during the three and nine months ended September 30, 2021 and 2020.

The following table provides a roll forward of the aggregate fair value of the Company’s Advanced Subscription Agreements (“ASAs”) and derivative liability (in thousands):

	ASAs	Derivative Liability
Balance as of December 31, 2020	$8,098	$34,982
Initial fair value of derivative liability	—	36,870
Change in estimated fair value	6,477	58,253
Conversion of ASAs into ordinary shares and B ordinary shares	(14,750)	—
Foreign currency translation loss (gain)	175	(3,178)
Balance as of September 30, 2021	$—	$126,927

The changes in estimated fair value are recorded in the condensed consolidated statements of operations and comprehensive loss and the foreign currency translation losses are recorded in the foreign currency translation adjustment in other comprehensive loss in the condensed consolidated statements of operations and comprehensive loss. The ASAs and derivative liability were valued using a scenario-based analysis. Five primary scenarios were considered: qualified financing, unqualified financing, merger or acquisition, held to maturity, and insolvency. The value of the ASAs and derivative liability under each scenario were probability weighted to arrive at their respective estimated fair values.

The following table summarizes the significant unobservable inputs that are included in the valuation of the derivative liability as of September 30, 2021 and December 31, 2020:

	September 30, 2021		December 31, 2020
	Input Value or	Weighted	Input Value or	Weighted
Unobservable Inputs	Range	Average (1)	Range	Average (1)
Probability of scenarios:
Qualified financing	3.4%	3.4%	20.0%	20.0%
Nonqualified financing	5.0%	5.0%	5.0%	5.0%
Merger or acquisition	91.6%	91.6%	70.0%	70.0%
Held to maturity	0.0%	0.0%	5.0%	5.0%
Insolvency	0.0%	0.0%	0.0%	0.0%
Timing of scenarios:
Derivative liability	0.2 years	0.2 years	0.3 years	0.3 years
Estimated volatility	30.0%	30.0%	50.0%	50.0%
Risk-free rate	0.2%	0.2%	0.6%	0.6%
Discount rate	26.5%	26.5%	26.8%	26.8%
Value of ordinary share	$44.09	$44.09	$25.04	$25.04

The following table summarizes the significant unobservable inputs that are included in the valuation of the ASAs as of December 31, 2020:

	December 31, 2020
	Input Value or	Weighted
Unobservable Inputs	Range	Average (1)
Probability of scenarios:
Qualified financing	20.0%	20.0%
Nonqualified financing	5.0%	5.0%
Merger or acquisition	70.0%	70.0%
Held to maturity	5.0%	5.0%
Insolvency	0.0%	0.0%
Timing of scenarios:
Advanced subscription agreements	0.8 - 1.0 years	0.8 years
Estimated volatility	50.0%	50.0%
Risk-free rate	0.6%	0.6%
Discount rate	26.8%	26.8%
Value of ordinary share	$25.04	$25.04
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the period end/year-end probabilities of the five scenarios.

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.

3.  Fair Value Measurements

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2020 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$8,098	$8,098
Derivative liability	—	—	34,982	34,982
Total	$—	$—	$43,080	$43,080

Liabilities that are measured at fair value on a recurring basis, and the level of the fair value hierarchy utilized to determine such fair values, consisted of the following as of December 31, 2019 (in thousands):

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Advanced subscription agreements	$—	$—	$6,992	$6,992
Total	$—	$—	$6,992	$6,992

There were no transfers into or out of Level 3 instruments and/or between Level 1 and Level 2 instruments during the years ended December 31, 2020 and 2019.

The following table provides a roll forward of the aggregate fair value of the Company’s advanced subscription agreements and derivative liability (in thousands):

	Advanced
	Subscription	Derivative
	Agreements	Liability
Balance as of December 31, 2018	$—	$—
Issuances of advanced subscription agreements	6,789	—
Change in estimated fair value	(59)	—
Foreign currency translation loss	262	—
Balance as of December 31, 2019	6,992	—
Initial fair value of derivative liability	—	24,983
Issuances of advanced subscription agreements	348	—
Change in estimated fair value	1,808	8,724
Settlement of advanced subscription agreements into Ordinary shares	(1,396)	—
Foreign currency translation loss	346	1,275
Balance as of December 31, 2020	$8,098	$34,982

The changes in estimated fair value are recorded on the consolidated statements of operations and comprehensive loss and the foreign currency translation (gains) losses are recorded in the foreign currency translation adjustment in other comprehensive (loss) income in the consolidated statements of operations and comprehensive loss. The advanced subscription agreements and derivative liability were valued using a scenario-based analysis. Five primary scenarios were considered: qualified financing, unqualified financing, merger or acquisition, held to maturity, and insolvency. The value of the advanced subscription agreements and derivative liability under each scenario were probability weighted to arrive at their respective estimated fair values.

The following table summarizes the significant unobservable inputs that are included in the valuation of advanced subscription agreements and derivative liability as of December 31, 2020 and 2019:

	December 31, 2020				December 31, 2019
	Input Value or		Weighted		Input Value or		Weighted
Unobservable Inputs	Range		Average(1)		Range		Average(1)
Probability of scenarios:
Qualified financing (Note 12)	20.0%		20.0%		60.0%		60.0%
Non-qualified financing (Note 12)	5.0%		5.0%		5.0%		5.0%
Merger or acquisition	70.0%		70.0%		15.0%		15.0%
Held to maturity	5.0%		5.0%		5.0%		5.0%
Insolvency	0.0%		0.0%		15.0%		15.0%
Timing of scenarios:
Advanced subscription agreements	0.8 – 1.0	years	0.8	years	0.8 – 1.0	years	0.8	years
Derivative liability	0.3	years	0.3	years	Not applicable		Not applicable
Estimated volatility	50.0%		50.0%		20.0%		20.0%
Risk-free rate	0.6%		0.6%		0.6%		0.6%
Discount rate	26.8%		26.8%		22.1%		22.1%
Value of ordinary share	$25.04		$25.04		$5.88		$5.88
(1)	Unobservable inputs were weighted by the relative fair value of the respective liability and the year-end probabilities of the five scenarios.

Changes in the unobservable inputs noted above would impact the amount of the respective liability. For the respective liability, increases (decreases) in the estimates of the Company’s annual volatility would increase (decrease) the liability and an increase (decrease) in the annual risk-free rate would increase (decrease) the liability.